Segment Reporting	12 Months Ended
Dec. 31, 2020
Segment Reporting
Segment Reporting

(6)  Segment Reporting

In accordance with IFRS 8 “Operating Segments”, financial information for operating segments is reported in the accompanying Appendix II, which forms an integral part of this note to the consolidated financial statements.

Group companies are divided into four areas: companies from the industrial area, companies from the commercial area, companies from the services area and companies from the research area. Within each of these areas, activities are organized based on the nature of the products and services manufactured and marketed.

Assets, liabilities, income and expenses for segments include directly and reliably attributable items. Items which are not attributed to segments by the Group are:

•	Balance sheet: equity, cash and cash equivalents and loans and borrowings.
•	Statement of profit and loss: finance result and income tax.

(a)Operating segments

The operating segments defined by the steering committee are as follows:

•	Bioscience: including all activities related with products derived from human plasma for therapeutic use.
•

Hospital: comprising all non-biological pharmaceutical products and medical supplies manufactured by Group companies earmarked for hospital pharmacy. Products related with this business which the Group does not manufacture but markets as supplementary to its own products are also included.

•	Diagnostic: including the marketing of diagnostic testing equipment, reagents and other equipment, manufactured by Group or other companies.
•	Bio Supplies: groups together all transactions related to biological products for non-therapeutic use, Kedrion production agreements, and third-party plasma sales channeled through Haema and Biotest.
•	Others: including the rendering of manufacturing services to third party companies and other investing activities.

The net revenue from the sale of goods and services by groups of products for 2020, 2019 and 2018 is as follows:

	Thousands of Euros
	31/12/2020	31/12/2019	31/12/2018
Bioscience
Haemoderivatives	4,242,502	3,993,462	3,516,704
Diagnostic
Transfusional medicine	714,164	680,766	650,180
Other diagnostic	27,630	19,937	19,797
Hospital
Fluid therapy and nutrition	41,359	47,677	52,574
Hospital supplies	58,303	67,489	58,014
Bio supplies	224,090	266,540	167,004
Others	31,990	22,820	22,451

Total	5,340,038	5,098,691	4,486,724

At December 31, 2020, 97.2% of the income from the sale of goods and services has been recognized at point-in-time (97.2% in 2019 and 97.3% in 2018).

The Group has concluded that hemoderivative products are sufficiently alike to be considered as a whole for the following reasons:

•All these products are human plasma derivatives and are manufactured in a similar way.

•The customers and methods used to distribute these products are similar.

•All these products are subject to the same regulations regarding production and the same regulatory environment.

(b)Geographical information

Geographical information is grouped into four areas:

•United States of America and Canada

•Spain

•Rest of the European Union

•Rest of the world

The definition of these four segments is mainly due to the geographical level that Group management sets to manage its revenue as they respond to specific economic scenarios. The main framework of the Group is consistent with this geographical segment grouping, including the monitoring of its commercial operations and its information systems.

The financial information reported for geographical areas is based on sales to third parties in these markets as well as the location of assets.

(c)Main customers

In 2020, the revenue of one Bioscience segment customer represents approximately 10.38% of the Group’s gross revenues. In 2019, there were no customers representing more than 10% of the Group’s gross revenue. In 2018, the revenue of one Bioscience segment customer represented approximately 10.06% of the Group’s gross revenues.